January 14, 2012

Confidential Submission by EDGAR Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention: Jeffrey P. Reidler

Re:	Tetraphase Pharmaceuticals, Inc.
Amendment No. 1 to
Confidential Draft Registration Statement on Form S-1
Submitted December 21, 2012
CIK No. 0001373707

Ladies and Gentlemen:

On behalf of Tetraphase Pharmaceuticals, Inc. (the “Company”), submitted herewith on a confidential basis is Amendment No. 2 (“Amendment No. 2”) to the Confidential Draft Registration Statement referenced above (the “Registration Statement”).

Amendment No. 2 is being submitted in response to comments contained in a letter, dated January 4, 2013 (the “Letter”), from Jeffrey P. Reidler of the Staff of the Securities and Exchange Commission (the “Staff”) to Guy Macdonald, the Company’s President and Chief Executive Officer. The responses contained herein are based on information provided to us by representatives of the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in Amendment No. 2. Page numbers referred to in the responses reference the applicable pages of Amendment No. 2.

Government Contracts, page 102

1.	We note your response to our prior comment 14. Please expand your disclosure in the registration statement to reflect the discussion included in your response describing CUBRC and your decision to collaborate with CUBRC.

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

Beijing	Berlin	Boston	Brussels	Frankfurt	London	Los Angeles	New York	Oxford	Palo Alto	Waltham	Washington

Securities and Exchange Commission

Division of Corporation Finance

January 14, 2012

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 54, 95, 98, 102 and 103 of Amendment No. 2.

Executive Compensation, page 122

2.	Please update your disclosure to include compensation paid during your fiscal year ended December 31, 2012.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 121-123 of Amendment No. 2.

Notes to Consolidated Financial Statements

Note 8. Stockholders’ Equity

Conversion, page F-21

3.	We acknowledge your response to comment 26. Please provide us with an analysis supporting your assertion that the embedded conversion option is not a derivative liability. Please include how the adjustment feature that changes the conversion price if you issue shares for consideration less than the original issue price of the preferred stock was considered in reaching your conclusion.

Response:	The Company acknowledges the Staff’s comment and has concluded that its convertible preferred stock instruments are hybrid instruments. A hybrid instrument consists of a host contract (preferred stock) and an embedded feature. Pursuant to ASC 815-15-25-1(a), an embedded feature does not require bifurcation if the feature is clearly and closely related to the host contract. Therefore, the nature of the host contract must be determined in order to assess whether any embedded features are considered clearly and closely related.

The Company has evaluated each of its series of convertible preferred stock and determined that they should be considered an “equity host” and not a “debt host”. The Company’s analysis followed the “whole instrument approach” which compares an individual feature against the entire preferred stock instrument which includes that feature. ASC 815-10-S99-3A states that the existence or omission of any single term or feature is not necessarily determinative of the economic characteristics and risks of the host contract. The Company’s analysis considered the economic characteristics and risks, and more specifically, evaluated all of the stated

Securities and Exchange Commission

Division of Corporation Finance

January 14, 2012

and implied substantive terms and features of the preferred stock including (i) whether the preferred stock included redemption features, (ii) how and when any redemption features could be exercised, (iii) whether the preferred stockholders were entitled to dividends, (iv) the voting rights of the preferred stock, (v) the existence and nature of any conversion rights, (vi) whether there were any protective covenants and (vii) whether the holders of the preferred stock had representation on the board of directors.

The table below presents several key features that are included in the Company’s convertible preferred stock with the Company’s view of how they affect the determination of the host contract. For each feature, one end of the spectrum is deemed to be more equity-like and the other is more debt-like.

Feature	Equity host	Neutral	Debt host
Redemption	No mandatory redemption rights

Dividends	Right to dividends only when declared on capital stock

Voting rights	Votes with common stock on an as converted basis

Covenants		Conversion price is subject to adjustment if Company sells stock at a price lower than the applicable conversion price of convertible preferred stock

Conversion rights	Automatically upon a qualified initial public offering	At the option of the holders at any time

Board representation	One board seat for each of the significant holders

Securities and Exchange Commission

Division of Corporation Finance

January 14, 2012

As a result of the fact that the majority of features are more equity-like, the Company concluded that the preferred stock is an “equity host.”

Next, the Company evaluated whether the embedded conversion option was clearly and closely related to the host instrument. The “clearly and closely related” evaluation generally refers to a comparison of the economic characteristics and risks of the embedded feature to those of the host instrument. Generally, the underlying, which causes the value of the embedded feature to fluctuate, must be related to the inherent economic nature of the host instrument to be considered clearly and closely related to the host instrument. If the economic characteristics and risks of the embedded feature are clearly and closely related to the economic characteristics and risks of the host contract, ASC 815 does not permit bifurcation of the feature. Most commonly, the economic characteristics and risks of a conversion option embedded in a stock instrument are considered clearly and closely related to an equity host as its value is influenced principally by the underlying equity security’s fair value. Therefore, bifurcation would not be required.

The Company evaluated the inherent economic characteristics and risks of the conversion option embedded in its convertible preferred stock, including the mechanism that provides for an adjustment to the conversion price in the event that the Company sells shares at an amount below the initial conversion price. The Company concluded that the economic characteristics and risks of the conversion price are influenced by the underlying preferred stock’s value and as a result, the conversion option is considered clearly and closely related to the preferred stock and therefore it does not require bifurcation.

Note 12. Subsequent Events (Unaudited), page F-29

4.	Please tell us how you intend to classify the warrants in your consolidated balance sheets, and your basis for such classification. Cite the provisions in your warrants that support your treatment.

Securities and Exchange Commission

Division of Corporation Finance

January 14, 2012

Response:	As noted in Note 12 to the consolidated financial statements, on December 20, 2012, the Company issued warrants to Silicon Valley Bank and Oxford Finance to purchase an aggregate of 964,605 shares of Series C Preferred Stock at an exercise price of $0.2571 per share in connection with the drawdown of $6.2 million under the Company’s term loan facility with those lenders. If the remaining $3.0 million available under the term loan facility is drawn, the warrant issued to Silicon Valley Bank on December 20, 2012 will automatically become exercisable for an additional 233,372 shares of Series C Preferred Stock and the Company will be obligated to issue to Oxford Finance an additional warrant to purchase 233,372 shares of Series C Preferred Stock at an exercise price of $0.2571 per share. In order to determine the appropriate classification of the warrants to purchase Series C Preferred Stock, the Company considered ASC 480-1-55-33 which states that “a warrant for puttable shares conditionally obligates the issuer to ultimately transfer assets—the obligation is conditioned on the warrant’s being exercised and the shares obtained by the warrant being put back to the issuer for cash or other assets. Similarly, a warrant for mandatorily redeemable shares also conditionally obligates the issuer to ultimately transfer assets—the obligation is conditioned only on the warrant’s being exercised because the shares will be redeemed. Thus, warrants for both puttable and mandatorily redeemable shares are analyzed the same way and are liabilities under paragraphs 480-10-25-8 through 25-12, even though the number of conditions leading up to the possible transfer of assets differs for those warrants. The warrants are liabilities even if the share repurchase feature is conditional on a defined contingency.” The Company also considered ASC 480-10-25-8 which states that “an entity should classify as a liability (or an asset in some circumstances) any financial instrument, other than an outstanding share, that, at inception, has both of the following characteristics: (a) it embodies an obligation to repurchase the issuer’s equity shares, or is indexed to such an obligation and (b) it requires or may require the issuer to settle the obligation by transferring assets.” Although the Company’s Series C Preferred Stock does not provide its holders with mandatory redemption rights, the holders may require redemption of the shares upon a deemed liquidation event, the occurrence of which is not solely within the control of the Company. The warrants to purchase Series C Preferred Stock are therefore considered warrants to purchase puttable shares and may ultimately require a transfer of assets. As a result, the Company has concluded that the warrants will be classified as a liability on its balance sheet.

Securities and Exchange Commission

Division of Corporation Finance

January 14, 2012

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6663 or facsimile at (617) 526-5000. Thank you for your assistance.

Very truly yours,

/s/ Stuart M. Falber

Stuart M. Falber